Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.7%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,589,906
Total Corporate Bonds (identified cost $5,500,000)		$ 5,589,906

Tax-Exempt Mortgage-Backed Securities — 0.0%†
Security	Principal Amount (000's omitted)	Value
Housing — 0.0%†
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 4.222%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$324	$ 324,049
Total Tax-Exempt Mortgage-Backed Securities (identified cost $324,052)		$ 324,049

Tax-Exempt Municipal Obligations — 90.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.4%
Carmel Local Public Improvement Bond Bank, IN, 5.00%, 1/15/33(3)	$3,540	$ 3,941,894
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.90%, 12/1/54(4)	8,000	8,000,000
		$ 11,941,894
Education — 8.3%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$640	$ 640,068
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC):
5.00%, 11/1/35	1,675	1,886,363
5.00%, 11/1/36	1,985	2,218,678
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	320	320,738
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.00%, 6/15/44	400	392,824
Arlington Higher Education Finance Corp., TX, (Life School of Dallas), (PSF Guaranteed), 4.00%, 8/15/44	240	236,047
Security	Principal Amount (000's omitted)	Value
Education (continued)
Build NYC Resource Corp., NY, (Nightingale-Bamford School), 5.00%, 7/1/40	$1,250	$ 1,377,082
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 3.57%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	4,750	4,749,472
California Municipal Finance Authority, (St. Mary's School - Aliso Viejo), 4.65%, 5/1/30	390	398,639
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/26(1)	105	105,000
Connecticut Health and Educational Facilities Authority, (Area Cooperative Educational Services):
5.00%, 7/1/33	100	112,539
5.00%, 7/1/34	175	199,519
5.00%, 7/1/36	185	211,213
5.00%, 7/1/38	310	348,263
5.00%, 7/1/39	240	268,247
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
5.00%, 7/1/33	975	1,095,292
5.00%, 7/1/34	1,000	1,133,268
5.00%, 7/1/34	900	1,019,941
5.25%, 7/1/53	2,200	2,303,525
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/39	1,275	1,375,800
Connecticut Health and Educational Facilities Authority, (Trinity College):
5.00%, 6/1/29	100	106,482
5.00%, 6/1/31	125	137,332
5.00%, 6/1/33	125	140,216
5.00%, 6/1/34	30	34,065
5.00%, 6/1/35	75	85,497
5.00%, 6/1/38	100	113,005
5.00%, 6/1/39	150	168,568
5.00%, 6/1/40	75	83,907
5.00%, 6/1/41	100	111,817
5.00%, 6/1/42	100	111,501
5.00%, 6/1/44	35	38,754
District of Columbia, (District of Columbia International School), 5.00%, 7/1/29	885	924,510
District of Columbia, (KIPP DC):
5.00%, 7/1/27	250	254,005
5.00%, 7/1/28	240	247,738
5.00%, 7/1/29	235	245,355
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 5/13/32 (Put Date), 5/15/55	6,580	7,332,753
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	2,250	2,264,098

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Private Colleges and Universities Authority, GA, (Emory University), 5.00%, 9/1/32	$2,300	$ 2,583,806
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	120	119,384
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	1,200	1,225,891
Purdue University, IN, 4.00%, 7/1/40	1,310	1,309,936
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy Johnston), 5.50%, 6/15/36(1)	3,125	3,077,218
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/35	1,095	1,240,219
5.00%, 10/1/36	1,115	1,264,859
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	900	1,000,349
University of Connecticut:
5.00%, 2/15/36	4,925	5,718,252
5.00%, 2/15/38	2,505	2,864,795
5.00%, 2/15/39	2,525	2,871,742
5.00%, 2/15/40	1,525	1,725,285
5.00%, 2/15/41	1,200	1,347,057
University of Massachusetts Building Authority, 5.25%, 11/1/47	3,320	3,377,920
University of Pittsburgh, PA, 4.00%, 9/15/44	3,075	2,964,174
University of Texas System, 5.00%, 8/15/38	815	956,450
Vermilion and Champaign Counties Community Unit School District No. 76 Oakwood, IL, 3.75%, 12/1/27	2,500	2,500,176
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/38	265	290,742
Virginia Public School Authority, 5.00%, 8/1/41	1,635	1,817,897
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	325	327,684
		$ 71,375,957
Electric Utilities — 1.3%
Jonesboro City Water and Light Plant, AR, Public Utility System Revenue, 4.00%, 6/1/43	$365	$ 367,215
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	4,000	4,050,452
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,475	1,475,288
Northern Illinois Municipal Power Agency, IL, 4.00%, 12/1/41	2,505	2,498,482
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/30	1,425	1,456,443
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Philadelphia, PA, Gas Works Revenue: (continued)
5.00%, 8/1/40	$1,300	$ 1,429,410
		$ 11,277,290
Escrowed/Prerefunded — 0.3%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$2,500	$ 2,580,978
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 5.00%, 4/1/30(1)	80	83,825
		$ 2,664,803
General Obligations — 17.0%
Abilene, TX:
5.00%, 2/15/33	$1,455	$ 1,637,418
5.00%, 2/15/37	375	424,695
Arapahoe County School District No. 5, CO, 5.00%, 12/15/32	300	340,334
Bath Community Schools, MI:
5.00%, 5/1/38	245	275,589
5.00%, 5/1/39	400	447,927
5.00%, 5/1/40	425	473,659
Bradley, IL:
5.00%, 12/15/41	690	748,141
5.00%, 12/15/42	1,055	1,143,222
California:
5.00%, 4/1/42	6,340	6,467,874
(LOC: Bank of America, N.A.), 2.15%, 5/1/48(5)	3,000	3,000,000
Chicago Board of Education, IL:
4.00%, 12/1/35	1,500	1,421,327
5.00%, 12/1/30	1,650	1,696,889
5.00%, 12/1/33	1,895	1,894,940
5.00%, 12/1/42	2,000	1,945,327
5.25%, 12/1/35	935	934,603
5.50%, 12/1/38	4,000	4,200,817
Cleburne Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/41	750	827,719
Concord School District, NH, 2.00%, 10/15/34	680	575,541
Connecticut:
3.00%, 1/15/37	5,670	5,386,541
5.00%, 8/15/36	750	862,497
Dallas Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	2,000	2,250,758
Denton Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/30 (Put Date), 8/15/55	965	1,003,096

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI:
5.00%, 4/1/27	$695	$ 704,067
5.00%, 4/1/28	730	752,599
5.00%, 4/1/29	515	540,351
Dripping Springs Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/41	800	876,230
Fairfax County, VA, 2.00%, 10/1/33	105	92,852
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	425	397,898
Falls Church, VA, 3.00%, 7/15/41	3,395	3,098,811
Franklin County School District No. 1, WA, 5.50%, 12/1/40	5,000	5,663,496
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	4,285	4,288,065
4.00%, 2/15/35	5,000	5,001,306
Gresham-Barlow School District No. 10JT, OR, 5.00%, 6/15/37	1,260	1,281,065
Grosse Pointe Public School System, MI, 5.00%, 5/1/42	330	360,692
Hermosa Beach City School District, CA, (Election of 2024), 0.00%, 8/1/34	395	301,391
Honolulu City and County, HI, 5.00%, 7/1/36	2,500	2,890,231
Illinois:
3.25%, 11/1/26	1,440	1,441,992
5.00%, 1/1/41	2,650	2,651,863
Kearney, MO, 2.00%, 3/1/33	680	607,001
Keller Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/31	1,000	1,102,167
5.00%, 2/15/36	3,535	4,026,008
Las Vegas Valley Water District, NV, 2.00%, 3/1/36	430	370,395
Liberty Public School District No. 53, MO, 4.00%, 3/1/35	15	16,154
Lincoln Consolidated School District, MI:
5.00%, 5/1/35	485	551,370
5.00%, 5/1/36	135	154,707
5.00%, 5/1/37	530	604,768
5.00%, 5/1/39	520	586,018
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	1,010	1,150,773
Loudoun County, VA, 4.00%, 12/1/44	2,170	2,190,073
Loyalsock Township School District, PA, 2.00%, 5/1/32	750	674,790
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/36	2,175	2,445,596
Maryland, 3.00%, 8/1/31	2,495	2,495,324
McCamey Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/44	525	535,640
Molalla River School District No. 35, OR, 5.00%, 6/15/38	990	1,111,785
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Monroe County, PA, 5.00%, 7/15/38	$910	$ 993,361
Montgomery County, MD:
2.00%, 8/1/39	1,995	1,561,924
3.00%, 11/1/35	350	340,574
(SPA: U.S. Bank, N.A.), 2.75%, 11/1/37(4)	6,000	6,000,000
Navarro Independent School District, TX, (PSF Guaranteed), 4.00% to 2/15/28 (Put Date), 2/15/62	2,500	2,548,966
New Jersey, 2.00%, 6/1/27	5,000	4,960,819
New York, NY, 5.00%, 10/1/41	1,000	1,105,184
Northampton County, PA:
5.00%, 10/1/33	140	159,295
5.00%, 10/1/34	285	323,478
Oklahoma City, OK:
3.00%, 3/1/37	1,640	1,519,410
4.00%, 3/1/35	355	367,951
Oregon City School District No. 62, OR:
5.00%, 6/15/35	35	40,768
5.00%, 6/15/38	1,700	1,931,835
Port of Houston Authority of Harris County, TX, 3.00%, 10/1/39	895	793,803
Prosper Independent School District, TX, (PSF Guaranteed):
4.00% to 8/15/26 (Put Date), 2/15/50	1,500	1,502,006
4.00% to 8/15/28 (Put Date), 2/15/53	2,000	2,045,258
Puerto Rico, 4.00%, 7/1/35	2,075	2,094,831
Racine, WI, 4.50%, 3/15/27	5,000	5,006,082
Riverview Gardens School District, MO, 5.00%, 4/1/34	1,305	1,408,413
Rockwall Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	1,000	1,094,089
San Jacinto Community College District, TX, 4.00%, 2/15/41	4,715	4,714,976
Sarpy County School District No. 1, NE, 2.75%, 9/1/27	850	848,531
Sarpy County School District No. 37, NE, 5.00%, 12/15/27	1,890	1,899,669
Suffolk, VA:
2.75%, 2/1/30	1,555	1,545,114
2.75%, 2/1/31	2,380	2,340,086
Tamalpais Union High School District, CA, (Election of 2024), 4.00%, 8/1/43	3,930	4,060,833
Union R-XI School District, MO, 5.00%, 3/1/42	1,190	1,270,261
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,996,233
Wayzata Independent School District No. 284, MN, 5.00%, 2/1/33	2,210	2,507,032
		$145,905,174

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 4.5%
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	$725	$ 731,983
5.00%, 7/1/30(1)	285	291,714
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/26	445	445,545
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/35	1,290	1,338,273
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/46	4,325	4,330,104
Maricopa County Industrial Development Authority, AZ, (Banner Health), 5.00%, 1/1/32	5,000	5,497,405
Massachusetts Development Finance Agency, (Milford Regional Medical Center), Escrowed to Maturity, 5.00%, 7/15/26(1)	150	150,126
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,485	2,300,784
Missouri Health and Educational Facilities Authority, (Mercy Health), 4.00%, 11/15/47	2,700	2,490,443
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/26	885	885,264
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/26	800	800,000
5.00%, 7/1/29	300	300,353
5.00%, 7/1/30	1,595	1,596,819
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/28	2,300	2,377,190
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/26	150	150,449
5.00%, 10/1/27	125	127,481
5.00%, 10/1/28	150	155,006
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/28	1,095	865,050
5.00%, 4/1/29	1,000	770,000
5.00%, 4/1/30	905	678,750
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 3/15/40	2,500	2,440,576
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare):
5.00%, 11/15/27	275	280,423
5.00%, 11/15/28	275	283,512
5.00%, 11/15/29	250	259,815
5.00%, 11/15/30	250	261,347
5.00%, 11/15/31	275	289,181
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Washington Health Care Facilities Authority, (MultiCare Health), 5.00%, 8/15/37	$2,500	$ 2,545,388
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	1,665	1,631,252
4.00%, 11/15/46	3,290	3,032,605
5.00%, 11/15/34	1,000	1,003,912
		$ 38,310,750
Housing — 7.3%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,265,870
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
0.85%, 5/15/28	390	370,627
1.35%, 11/15/30	555	511,360
1.35%, 11/15/30	2,190	2,045,119
EP Cimarron Ventanas PFC, TX, (Home Essential Function Housing Program), 4.00%, 12/1/34	370	371,875
EP Essential Housing WF PFC, TX, (Home Essential Function Housing Program), 4.25%, 12/1/34	935	927,623
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	4,985	4,994,341
Iowa Finance Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 2.67%, 7/1/49(5)	4,000	4,000,000
Louisiana Housing Corp., SFMR:
(FHLMC), (FNMA), (GNMA), 4.00%, 6/1/37	175	175,522
(FHLMC), (FNMA), (GNMA), 4.15%, 12/1/40	1,305	1,313,162
Maine Housing Authority, 3.00%, 11/15/39	3,000	2,705,405
Maricopa County and Phoenix Industrial Development Authorities, AZ, (FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	485	491,657
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	1,985	2,000,653
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/26	70	70,000
Massachusetts Housing Finance Agency:
Social Bonds, 3.00%, 12/1/50	2,295	2,264,439
Social Bonds, (FHLMC), (FNMA), (GNMA), 1.95%, 6/1/32	1,160	1,033,836
Michigan Housing Development Authority:
3.75%, 4/1/27	1,425	1,425,169
Social Bonds, 5.50%, 12/1/53	1,180	1,269,407
Minnesota Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	840	796,680

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series G, 4.55%, 9/1/44	$60	$ 60,053
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	235	238,187
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,525	1,557,412
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	818,944
New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,815,834
North Carolina Housing Finance Agency:
(Liq: TD Bank, N.A.), 2.90%, 1/1/50(4)	3,000	3,000,000
(FHLMC), (FNMA), (GNMA), 3.25%, 7/1/34	2,250	2,236,534
Oregon Housing and Community Services Department, SFMR, 3.80%, 7/1/34	1,345	1,346,830
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	160,000
5.00%, 7/1/27	385	390,598
5.00%, 7/1/28	240	246,800
5.00%, 7/1/29	535	555,479
5.00%, 7/1/30	225	233,191
5.00%, 7/1/31	485	501,482
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/26	600	600,000
5.00%, 7/1/27	375	380,452
5.00%, 7/1/28	340	349,634
5.00%, 7/1/29	300	307,793
5.00%, 7/1/30	465	476,491
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,000	2,006,611
Seattle Housing Authority, WA, (Pooled Housing), 3.50%, 12/1/35	1,400	1,375,304
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott), 4.00%, 11/1/35	2,150	2,156,330
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.00%, 12/1/35	1,915	1,914,183
4.25%, 12/1/36	1,170	1,187,085
5.00%, 12/1/35	2,525	2,667,900
Virginia Housing Development Authority, 4.10%, 10/1/27	2,895	2,897,147
		$ 62,513,019
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 6.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 494,339
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle):
2.80%, 10/1/32	2,600	2,571,716
3.10%, 7/1/49(4)	6,300	6,300,000
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	5,335	5,392,034
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 3.45% to 12/1/26 (Put Date), 12/1/44	1,000	1,002,705
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,250	1,290,429
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	6,305	6,380,269
Florida Development Finance Corp., (GFL Solid Waste Southeast LLC), (AMT), 4.375% to 10/1/31 (Put Date), 10/1/54(1)	2,500	2,538,216
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.):
3.20%, 7/1/39	3,170	2,809,028
(AMT), 4.00%, 3/1/37	2,000	1,986,536
Houston, TX, (United Airlines, Inc. Terminal Improvement), (AMT), 5.00%, 7/15/27	2,550	2,589,587
Louisiana Public Facilities Authority, (Waste Pro USA, Inc.), (AMT), 4.375% to 10/2/28 (Put Date), 5/1/53(1)	3,335	3,364,154
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	880	863,774
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	4,000	4,003,859
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,435	1,466,294
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	996,896
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	693,427
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,904,964
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	260	261,043
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,972,383

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	$4,750	$ 4,625,690
West Virginia Economic Development Authority, (Commercial Metals Co.), (AMT), 4.625% to 5/15/32 (Put Date), 4/15/55	1,380	1,424,589
Whiting, IN, (BP Products North America, Inc.), (AMT), 4.00% to 6/10/33 (Put Date), 12/1/44	1,560	1,590,682
		$ 57,522,614
Insured - Education — 0.3%
Eastern Michigan University:
(BAM), 5.00%, 3/1/37	$485	$ 542,766
(BAM), 5.00%, 3/1/39	650	721,381
(BAM), 5.00%, 3/1/40	670	738,910
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 5.00%, 12/1/39	500	543,817
		$ 2,546,874
Insured - Electric Utilities — 0.5%
Muscatine Power and Water, IA, Electric Revenue, (AG), 5.00%, 12/1/36	$550	$ 617,466
New York Power Authority, Green Transmission Revenue, Green Bonds, (AG), 5.00%, 11/15/27	1,500	1,556,378
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,761,071
West Memphis, AR, Public Utility System Revenue, (BAM), 4.25%, 12/1/45	760	757,493
		$ 4,692,408
Insured - General Obligations — 5.1%
Arnolds Park, IA:
(AG), 5.00%, 6/1/35	$95	$ 107,123
(AG), 5.00%, 6/1/36	650	732,589
(AG), 5.00%, 6/1/37	900	1,010,294
Belmond, IA:
(AG), 5.00%, 6/1/34	100	110,768
(AG), 5.00%, 6/1/35	105	115,664
(AG), 5.00%, 6/1/36	160	175,147
(AG), 5.00%, 6/1/37	175	190,715
(AG), 5.00%, 6/1/39	60	64,904
(AG), 5.00%, 6/1/40	100	107,436
(AG), 5.00%, 6/1/41	195	208,460
Butler County Unified School District No. 402, KS:
(BAM), 5.25%, 9/1/35	120	135,846
(BAM), 5.25%, 9/1/36	50	56,116
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Carbondale and Rural Fire Protection District, CO, (BAM), 5.50%, 12/1/42	$500	$ 584,983
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	1,945	1,917,049
Cook County School District No. 169, IL:
(AG), 5.25%, 12/1/36	215	242,903
(AG), 5.25%, 12/1/37	470	527,149
Dodge County School District No. 594, NE, (AG), 4.00%, 12/15/35	1,400	1,434,313
Gadsden, AL, (BAM), 5.00%, 10/1/36	215	243,713
Greene Jersey and Macoupin Counties Community Unit School District No. 9, IL:
(BAM), 5.00%, 12/1/36	335	373,092
(BAM), 5.00%, 12/1/36	165	184,041
(BAM), 5.00%, 12/1/37	165	182,975
(BAM), 5.00%, 12/1/37	315	348,786
Greene Macoupin and Morgan Counties Community Unit School District No. 10, IL, (BAM), 5.00%, 12/1/40	795	865,890
Hayward Unified School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/42	500	562,882
Helena High School District No. 1, MT:
(BAM), 5.00%, 7/1/39	675	764,014
(BAM), 5.00%, 7/1/40	835	940,255
Kankakee Iroquois Ford ETC Counties Community Unit School District No. 2, IL:
(BAM), 5.00%, 12/1/40	300	330,485
(BAM), 5.00%, 12/1/41	415	458,711
(BAM), 5.00%, 12/1/42	345	380,496
(BAM), 5.00%, 12/1/43	250	273,817
Lanterns Metropolitan District No. 1, CO, (AG), 4.00%, 12/1/39	1,000	1,004,392
Lawrence and Crawford Counties Community Unit School District No. 20, IL:
(BAM), 5.00%, 12/1/34	1,155	1,284,381
(BAM), 5.00%, 12/1/36	850	938,257
Lincoln, IL:
(BAM), 5.00%, 12/1/39	190	208,864
(BAM), 5.00%, 12/1/40	300	328,954
(BAM), 5.00%, 12/1/41	100	108,900
Maricopa County Elementary School District No. 8, AZ:
(BAM), 5.00%, 7/1/37	285	323,337
(BAM), 5.00%, 7/1/38	500	564,610
Mount Vernon, IL:
(BAM), 5.00%, 12/15/35	970	1,042,954
(BAM), 5.00%, 12/15/38	750	796,953
Natchitoches Parish Consolidated School District No. 11, LA, (BAM), 5.00%, 3/1/39	1,000	1,100,247

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
New Haven, CT:
(AG), 5.00%, 8/1/33	$1,750	$ 1,965,056
(AG), 5.00%, 8/1/35	385	438,987
Park Creek Metropolitan District, CO, (AG), 5.00%, 12/1/32	355	396,537
Phoenix Elementary School District No. 1, AZ, (BAM), 5.00%, 7/1/43	1,140	1,246,338
Raindance Metropolitan District No. 2, CO, (BAM), 5.00%, 12/1/34	200	216,866
Sangamon County School District No. 186 Springfield, IL, (BAM), 5.00%, 2/1/40	2,570	2,815,362
Sherman County Unified School District No. 352, KS, (AG), 4.00%, 9/1/33	600	634,319
Shreveport, LA:
(AG), 5.00%, 3/1/33	20	22,083
(AG), 5.00%, 3/1/44	1,250	1,332,610
Sparta Area School District, WI, (AG), 3.00%, 3/1/41	1,000	883,936
St. Clair County School District No. 118, IL, (BAM), 5.50%, 12/1/37	1,125	1,279,529
St. Martin Parish School Board, LA, (AG), 5.00%, 3/1/33	405	452,330
Sterling, IL:
(BAM), 5.00%, 11/1/33	300	336,584
(BAM), 5.00%, 11/1/35	600	679,816
(BAM), 5.00%, 11/1/39	930	1,028,332
Temecula Valley Unified School District, CA, (Election of 2012), (AG), 4.00%, 8/1/45	155	154,994
Tiffin, IA:
(BAM), 4.00%, 6/1/34	350	362,500
(BAM), 4.00%, 6/1/35	410	421,698
(BAM), 4.00%, 6/1/36	125	127,898
(BAM), 4.00%, 6/1/37	290	295,033
(BAM), 4.00%, 6/1/38	55	55,493
(BAM), 4.00%, 6/1/39	75	75,133
Tri-State Fire Protection District, IL:
(BAM), 5.00%, 1/1/41	1,525	1,661,004
(BAM), 5.00%, 1/1/42	520	564,836
Westchester, IL:
(BAM), 5.00%, 12/15/36	500	554,431
(BAM), 5.00%, 12/15/39	500	548,651
(BAM), 5.00%, 12/15/40	600	658,752
Western Maricopa Education Center District No. 402, AZ, (AG), 5.00%, 7/1/39	2,000	2,246,900
Yonkers, NY:
(AG), 5.00%, 2/1/36	250	284,098
(AG), 5.00%, 2/1/38	250	280,867
		$ 43,353,438
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.1%
Maryland Health and Higher Educational Facilities Authority, (TidalHealth, Inc):
(AG), 5.00%, 7/1/39	$150	$ 165,336
(AG), 5.00%, 7/1/40	200	219,369
(AG), 5.00%, 7/1/41	400	439,197
		$ 823,902
Insured - Housing — 0.2%
Arizona Industrial Development Authority, (CHF Arizona LLC):
(BAM), 5.00%, 7/1/33	$625	$ 694,200
(BAM), 5.00%, 7/1/34	1,000	1,119,735
		$ 1,813,935
Insured - Lease Revenue/Certificates of Participation — 0.2%
Louisiana Public Facilities Authority, (South Quad L3C-Louisiana State University South Quad):
(AG), 5.00%, 1/1/36	$270	$ 306,300
(AG), 5.00%, 7/1/36	245	277,052
(AG), 5.00%, 1/1/37	445	501,819
(AG), 5.00%, 7/1/37	620	696,713
		$ 1,781,884
Insured - Special Tax Revenue — 1.8%
Big Sky Resort Area District, MT, (1% Resort Tax - Cold Smoke):
(AG), 5.00%, 7/1/36	$285	$ 326,553
(AG), 5.00%, 7/1/37	300	341,483
(AG), 5.00%, 7/1/39	565	636,572
(AG), 5.00%, 7/1/42	500	550,618
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.00%, 6/1/37	1,610	1,721,035
Fort Smith, AR, Sales and Use Tax Revenue, (AG), 5.00%, 11/1/35	345	393,595
Indianola Community School District, IA:
(BAM), 5.00%, 6/1/37	300	330,760
(BAM), 5.00%, 6/1/38	315	345,803
(BAM), 5.00%, 6/1/39	445	486,882
(BAM), 5.00%, 6/1/40	400	435,732
Irvine Unified School District Financing Authority, CA:
(BAM), 5.00%, 9/1/31	425	470,498
(BAM), 5.00%, 9/1/33	750	852,623
(BAM), 5.00%, 9/1/36	550	641,378
Lake Elsinore Facilities Financing Authority, CA, (AG), 5.00%, 9/1/37	1,085	1,254,412

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Parish of Livingston, LA, Sales Tax Revenue:
(AG), 5.00%, 10/1/34	$1,665	$ 1,891,776
(AG), 5.00%, 10/1/35	700	800,628
Rhode Island Turnpike and Bridge Authority, (AG), 5.00%, 10/1/32(3)	825	919,960
San Clemente Community Facilities District No. 2006-1, CA:
(BAM), 5.00%, 9/1/38	1,250	1,423,210
(BAM), 5.00%, 9/1/39	1,165	1,318,766
		$ 15,142,284
Insured - Transportation — 0.1%
Alaska Railroad Corp., (AG), (AMT), 5.50%, 10/1/33	$500	$ 567,990
		$ 567,990
Insured - Water and Sewer — 1.4%
Berkeley County Public Service Sewer District, WV:
Green Bonds, (BAM), 5.00%, 6/1/38	$635	$ 680,930
Green Bonds, (BAM), 5.00%, 6/1/39	435	465,226
Fort Morgan, CO, Wastewater Revenue, (BAM), 5.00%, 12/1/43	500	544,135
Grand Prairie Water Commission, IL:
(BAM), 5.00%, 1/1/39	585	650,780
(BAM), 5.00%, 1/1/40	900	988,443
(BAM), 5.00%, 1/1/41	1,000	1,092,811
Shreveport, LA, Water and Sewer Revenue:
(AG), 5.00%, 12/1/32	3,270	3,616,388
(AG), 5.00%, 12/1/33	1,955	2,175,827
(AG), 5.00%, 12/1/38	1,550	1,721,955
		$ 11,936,495
Lease Revenue/Certificates of Participation — 4.4%
Anderson School Building Corp., IN:
5.00%, 7/15/26	$160	$ 160,118
5.00%, 1/15/27	100	101,123
5.00%, 7/15/27	100	102,248
5.00%, 1/15/28	125	129,066
5.00%, 7/15/28	100	104,584
5.00%, 7/15/29	120	127,590
5.00%, 7/15/33	125	140,303
5.00%, 1/15/34	15	16,858
5.00%, 7/15/34	75	84,622
Barren County Public Properties Corp., KY, (Judicial Center Project), 4.00%, 12/1/43	440	434,153
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Big Lake Economic Development Authority, MN:
5.00%, 2/1/35	$305	$ 335,617
5.00%, 2/1/36	315	344,942
5.00%, 2/1/37	430	468,590
Broomfield City and County, CO, 5.00%, 2/1/39	1,665	1,899,201
Brownsburg 1999 School Building Corp., IN:
5.00%, 7/15/38	900	1,006,814
5.00%, 7/15/40	600	661,548
5.00%, 7/15/41	1,195	1,292,724
Castle Rock, CO, 5.25%, 12/1/42	55	62,028
Cleveland Educational Facilities Authority, OK, (Cleveland Public School):
5.00%, 9/1/29	280	294,628
5.00%, 9/1/30	325	345,583
5.00%, 9/1/32	260	281,358
5.00%, 9/1/33	285	311,439
Columbus Multi School Building Corp., IN:
5.00%, 7/15/41	400	435,311
5.00%, 7/15/42	700	756,454
Greater Clark Building Corp., IN, 5.00%, 7/15/41	825	893,611
IPS Multi-School Building Corp., IN:
Social Bonds, 5.00%, 7/15/37	790	893,154
Social Bonds, 5.00%, 7/15/41	875	958,941
Lakeland School Building Corp., IN:
5.00%, 7/15/39	510	558,360
5.00%, 7/15/41	350	379,631
Marshall County Educational Facilities Authority, OK, (Madill Public Schools), 5.00%, 9/1/39	875	938,238
Mcintosh County Educational Facilities Authority, OK, (Eufaula Public Schools):
5.00%, 9/1/32	215	230,443
5.00%, 9/1/33	390	420,034
5.00%, 9/1/35	385	414,434
5.00%, 9/1/37	900	952,480
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,433,562
North Lawrence Community Schools Building Corp., IN:
5.00%, 7/15/35	270	303,105
5.00%, 7/15/36	275	305,897
Oklahoma County Finance Authority, OK, (Western Heights Public Schools):
5.00%, 9/1/30	875	913,784
5.00%, 9/1/35	1,225	1,279,408
Oklahoma Development Finance Authority:
5.00%, 6/1/35	620	697,750
5.00%, 6/1/36	295	330,114

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Oklahoma Development Finance Authority: (continued)
5.00%, 6/1/37	$575	$ 639,417
5.00%, 6/1/38	310	344,150
Richland-Bean Blossom 2000 School Building Corp., IN:
5.00%, 7/15/42	1,395	1,527,067
5.00%, 7/15/43	260	283,573
Rogers County Educational Facilities Authority, OK, (Talala Public Schools):
5.00%, 9/1/29	485	506,767
5.00%, 9/1/30	575	607,290
5.00%, 9/1/31	560	596,320
Snowmass Village, CO, Certificates of Participation:
5.00%, 12/1/30	145	158,267
5.00%, 12/1/35	240	257,987
Southmont School Building Corp., IN, 5.00%, 7/15/38	565	632,056
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/38	2,325	2,088,159
Tulsa County Industrial Authority, OK, (Owasso Public Schools), 5.00%, 9/1/32	725	808,374
Twin Lakes School Building Corp., IN:
5.00%, 7/15/33	360	393,722
5.00%, 7/15/37	490	526,346
Westfield High School Building Corp., IN, 5.00%, 7/15/37	1,560	1,750,745
Westfield-Washington Multi-School Building Corp., IN, 5.00%, 1/15/38	2,260	2,527,603
		$ 37,447,691
Other Revenue — 6.4%
Black Belt Energy Gas District, AL:
5.00%, 11/1/33	$5,100	$ 5,412,548
5.00%, 12/1/34	3,750	3,971,838
5.00% to 5/1/35 (Put Date), 12/1/55	1,000	1,065,843
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00%, 7/1/33	700	764,207
Green Bonds, 5.00%, 7/1/34	505	554,289
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,250	1,308,429
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	7,875	8,108,376
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	1,300	1,358,523
Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	2,500	2,570,729
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	6,015	6,567,981
Central Valley Energy Authority, CA, 5.00%, 8/1/33	430	459,924
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	790	800,321
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/31 (Put Date), 12/1/53	10,000	10,678,295
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
New York Trust for Cultural Resources, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/30	$6,250	$ 6,800,175
Northern California Gas Authority No. 1, Gas Project Revenue, 3.368%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	185	185,098
Southeast Energy Authority, AL, 5.00% to 2/1/31 (Put Date), 5/1/55	1,250	1,331,939
Tennessee Energy Acquisition Corp., 5.00%, 11/1/33	885	944,448
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.33%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	570	570,068
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.281%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,630	1,633,574
		$ 55,086,605
Senior Living/Life Care — 4.1%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	$365	$ 367,195
Colorado Health Facilities Authority, (Aberdeen Ridge), 2.625%, 5/15/29	1,265	1,245,714
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/27	200	200,813
4.00%, 1/1/28	240	243,180
Connecticut Health and Educational Facilities Authority, (Fairview), 4.875%, 12/15/32(3)	4,065	4,046,076
Florida Development Finance Corp., (The Glenridge on Palmer Ranch):
5.00%, 6/1/31(1)	560	587,461
5.00%, 6/1/35(1)	225	233,790
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/30	500	509,706
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	180	180,341
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,730	1,736,814
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,246,894
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	430	431,375
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/26(1)	1,000	1,000,292
4.00%, 10/1/27(1)	400	402,001
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/26	150	150,153
4.00%, 12/1/27	200	202,020

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.): (continued)
4.00%, 12/1/28	$200	$ 203,183
4.00%, 12/1/29	250	253,560
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	670	675,094
5.625%, 7/1/46(1)	425	428,378
5.75%, 7/1/54(1)	1,130	1,134,405
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 5.25%, 10/1/30	1,280	1,274,586
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	400	404,038
5.00%, 7/1/31	670	675,945
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/27	565	565,485
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(1)	2,515	3,878,170
11.50%, 7/1/27(1)	275	296,988
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 4.00%, 5/15/27	1,240	1,243,817
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	165	168,244
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	305	307,252
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
5.00%, 11/15/27	300	304,429
5.00%, 11/15/29	115	118,915
5.00%, 11/15/30	180	187,645
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/26	375	374,926
4.00%, 12/15/27	215	215,309
4.00%, 12/15/28	200	200,391
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/32	1,015	1,030,369
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	540	545,753
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/26	240	240,403
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,011,220
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,005,336
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Horizon House):
4.375%, 1/1/33	$1,500	$ 1,507,123
4.50%, 1/1/34	1,500	1,509,045
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/26	250	249,796
		$ 34,793,630
Solid Waste — 0.1%
Maryland Environmental Service, (Midshore II Regional Landfill), 5.00%, 11/1/36	$1,050	$ 1,204,212
		$ 1,204,212
Special Tax Revenue — 5.1%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 406,503
5.00%, 5/1/28	575	595,258
5.00%, 5/1/29	600	630,865
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,021,453
Baltimore, MD, (Harbor Point), 2.95%, 6/1/27(1)	175	173,991
Buckeye, AZ, Excise Tax Revenue, 5.00%, 7/1/39	500	563,378
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/36	1,420	1,644,675
5.00%, 7/1/37	1,950	2,238,495
Connecticut, Special Tax Revenue, 4.00%, 9/1/34	3,950	3,957,864
District of Columbia, Income Tax Revenue, 5.00%, 5/1/38	2,150	2,378,181
Durango, CO, Sales and Use Tax Revenue, 5.00%, 12/1/39	200	225,690
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 5.75%, 12/1/50	900	999,191
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	2,000	2,199,250
Juban Crossing Economic Development District, LA, (Road Projects), 4.00%, 9/15/37	400	397,537
Lawton Industrial Development Authority, OK:
5.00%, 7/1/33	350	390,843
5.00%, 7/1/34	500	555,852
5.00%, 7/1/35	150	165,916
5.00%, 7/1/39	175	190,548
5.00%, 7/1/40	300	325,848
5.00%, 7/1/41	250	269,470
5.00%, 7/1/42	300	322,174
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,002,014

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/31	$2,500	$ 2,767,710
5.00%, 2/1/35	1,955	1,978,034
Oklahoma City Public Property Authority, Sales Tax Revenue, 5.00%, 6/1/31	2,000	2,207,950
Omaha, NE, Special Tax Revenue:
5.00%, 4/15/41	300	332,077
5.00%, 4/15/42	350	385,019
Prairie Point Community Authority Board Special Improvement District No. 1, CO, 5.00%, 12/1/35	1,530	1,560,394
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	5,842	5,842,721
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	505	509,243
Tolomato Community Development District, FL, 2.625%, 5/1/27	260	257,850
Utah Transit Authority, 5.00%, 12/15/33	4,000	4,578,255
Vanderburgh County Redevelopment District, IN:
5.00%, 2/1/27	350	353,561
5.00%, 2/1/29	265	276,706
5.00%, 2/1/31	425	454,477
		$ 44,158,993
Student Loan — 0.6%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 5.00%, 11/15/29	$250	$ 262,321
(AMT), 5.00%, 11/15/30	250	264,543
(AMT), 5.00%, 11/15/31	210	223,655
(AMT), 5.00%, 11/15/32	80	85,619
(AMT), 5.00%, 11/15/33	250	268,807
(AMT), 5.00%, 11/15/34	260	279,792
(AMT), 5.00%, 11/15/35	190	204,826
(AMT), 5.00%, 11/15/36	160	172,434
Connecticut Higher Education Supplemental Loan Authority, (Chesla Loan Program), (AMT), 5.25%, 11/15/34	185	202,355
Indiana Secondary Market for Education Loans, Inc.:
(AMT), 5.00%, 6/1/32	900	947,457
(AMT), 5.00%, 6/1/33	385	406,260
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/35	295	312,559
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	1,055	1,040,179
North Carolina State Education Assistance Authority, (AMT), 5.00%, 6/1/33	835	882,657
		$ 5,553,464
Security	Principal Amount (000's omitted)	Value
Transportation — 8.8%
Bay Area Toll Authority, CA, (San Francisco Bay Area), (LOC: Barclays Bank PLC), 2.50%, 4/1/55(4)	$2,000	$ 2,000,000
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/30	2,500	2,505,181
California Municipal Finance Authority, (SFMTA Potrero Yard Modernization), 5.00%, 6/30/32	3,790	4,083,131
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/32	1,205	1,216,254
(AMT), 5.00%, 1/1/37	1,450	1,578,884
(AMT), 5.00%, 1/1/38	1,770	1,917,101
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/48	1,215	1,117,227
(AMT), 5.00%, 11/15/30	7,170	7,746,925
(AMT), 5.00%, 12/1/32	6,350	6,619,249
Georgia Ports Authority, 4.00%, 7/1/47	1,255	1,238,966
Houston, TX, Airport System Revenue, (AMT), 5.00%, 7/1/34	4,000	4,446,236
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/27	5,235	5,340,488
(AMT), 5.00%, 5/15/36	2,940	2,984,382
Massachusetts Port Authority, (AMT), 5.00%, 7/1/30	1,500	1,585,164
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,021,072
Metropolitan Washington Airports Authority, D.C.:
(LOC: TD Bank, N.A.), 2.67%, 10/1/40(5)	4,150	4,150,000
(AMT), 5.00%, 10/1/29	2,000	2,050,292
New York Thruway Authority, 5.00%, 1/1/34	2,115	2,431,165
Oklahoma Turnpike Authority, 4.00%, 1/1/42	1,855	1,855,434
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/35	1,930	2,068,091
(AMT), 5.00%, 7/1/42	2,945	2,978,061
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	3,000	3,089,859
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,045	2,076,674
(AMT), 5.00%, 5/1/37	2,100	2,126,801
(AMT), 5.00%, 4/1/40	3,900	3,901,909
Port of Tacoma, WA, (AMT), 5.00%, 12/1/35	1,000	1,006,276
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	2,220	2,260,222
		$ 75,395,044
Water and Sewer — 4.3%
Atlanta, GA, Water and Wastewater Revenue, 3.00%, 11/1/36	$660	$ 631,900

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Broomfield City and County, CO, Water Revenue, 5.00%, 12/1/42	$550	$ 614,984
Clairton Municipal Authority, PA, Sewer Revenue:
4.00%, 12/1/34	825	837,703
4.00%, 12/1/38	1,000	991,276
Great Lakes Water Authority, MI, Sewage Disposal System Revenue, 5.00%, 7/1/30	3,500	3,803,751
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.00%, 7/1/32	4,000	4,484,023
King County, WA, Sewer Improvement and Refunding Revenue:
4.00%, 7/1/41	1,870	1,851,396
(SPA: U.S. Bank, N.A.), 2.85%, 1/1/65(4)	7,250	7,250,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
(SPA: JPMorgan Chase Bank, N.A.), 2.90%, 6/15/43(4)	5,395	5,395,000
(SPA: Truist Bank), 2.85%, 6/15/41(4)	7,000	7,000,000
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	861,749
Washington Suburban Sanitary District, MD, 4.00%, 6/1/40	3,050	3,050,468
Woodruff-Roebuck Water District, SC, 5.00%, 6/1/34	25	28,463
		$ 36,800,713
Total Tax-Exempt Municipal Obligations (identified cost $768,247,392)		$774,611,063

Taxable Municipal Obligations — 5.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$25	$ 25,114
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	500	522,302
University of California, 3.75%, 7/1/41(5)	7,330	7,330,000
		$ 7,877,416
General Obligations — 0.8%
California, 7.50%, 4/1/34(6)	$2,500	$ 2,845,006
Cecil County, MD, 1.20%, 11/1/27	420	403,548
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,650	3,641,385
		$ 6,889,939
Security	Principal Amount (000's omitted)	Value
Hospital — 0.1%
Conway, AR, (Conway Regional Medical Center), 1.75%, 8/1/26	$250	$ 249,371
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	640	625,127
		$ 874,498
Housing — 0.7%
California Municipal Finance Authority, (View at San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$5,000	$ 5,002,603
Trinity River Public Facility Corp., TX, (Hughes House II), 4.95%, 12/1/29(3)	970	972,036
		$ 5,974,639
Insured - General Obligations — 0.6%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 595,652
Cook County School District No. 169, IL, (AG), 5.10%, 12/1/35	1,070	1,059,838
New Britain, CT, (BAM), 4.382%, 3/1/32	3,465	3,426,239
Yonkers, NY:
(AG), 4.40%, 2/1/31	170	168,713
(AG), 4.62%, 2/1/32	100	99,793
		$ 5,350,235
Insured - Hospital — 0.2%
California Municipal Finance Authority, (Children's Hospital Los Angeles), (AG), 5.40%, 11/15/31	$1,250	$ 1,271,119
		$ 1,271,119
Insured - Housing — 0.0%†
Kentucky Bond Development Corp., (Collegiate Housing Foundation Bowling Green LLC - Western Kentucky University), (AG), 5.875%, 7/1/32	$300	$ 300,147
		$ 300,147
Insured - Special Tax Revenue — 0.2%
Bexar County, TX, Venue Project Revenue:
(AG), 1.272%, 8/15/26	$550	$ 548,105
(AG), 1.573%, 8/15/27	500	486,209
(AG), 1.743%, 8/15/28	750	711,565
		$ 1,745,879

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.6%
Miami-Dade County, FL, Seaport Revenue, (AG), 1.349%, 10/1/26	$4,860	$ 4,824,187
		$ 4,824,187
Lease Revenue/Certificates of Participation — 0.6%
California State Public Works Board, 4.942%, 4/1/30	$5,140	$ 5,220,384
		$ 5,220,384
Other Revenue — 0.6%
Arizona Industrial Development Authority, (Reinvestment Fund, Inc.):
4.936%, 10/1/31	$2,500	$ 2,494,501
5.259%, 10/1/33	2,355	2,372,943
		$ 4,867,444
Senior Living/Life Care — 0.1%
Connecticut Health and Educational Facilities Authority, (Fairview), 7.20%, 12/15/30(3)	$605	$ 603,960
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	510	503,320
		$ 1,107,280
Special Tax Revenue — 0.2%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.654%, 7/1/28	$1,640	$ 1,651,733
		$ 1,651,733
Total Taxable Municipal Obligations (identified cost $47,996,857)		$ 47,954,900

U.S. Treasury Obligations — 1.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
3.375%, 2/29/28	$2,000	$ 1,975,235
3.75%, 4/15/28	7,000	6,950,781
3.875%, 7/15/28	3,000	2,983,008
Total U.S. Treasury Obligations (identified cost $11,916,914)		$ 11,909,024

Short-Term Investments — 0.0%†
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.55%(7)	453,616	$ 453,661
Total Short-Term Investments (identified cost $453,661)		$ 453,661
Total Investments — 98.0% (identified cost $834,438,876)		$840,842,603
Other Assets, Less Liabilities — 2.0%		$ 16,914,085
Net Assets — 100.0%		$857,756,688
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $27,413,848 or 3.2% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(7)	The rate shown is the annualized seven-day yield as of June 30, 2026.
At June 30, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	12.8%
Others, representing less than 10% individually	83.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2026, 11.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 5.5% of total investments.

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider

LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 5,589,906	$ —	$ 5,589,906
Tax-Exempt Mortgage-Backed Securities	—	324,049	—	324,049
Tax-Exempt Municipal Obligations	—	774,611,063	—	774,611,063
Taxable Municipal Obligations	—	47,954,900	—	47,954,900
U.S. Treasury Obligations	—	11,909,024	—	11,909,024
Short-Term Investments	453,661	—	—	453,661
Total Investments	$453,661	$840,388,942	$—	$840,842,603
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.